Marketable Securities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Investments, Debt and Equity Securities [Abstract]
Summary of Amortized Cost Gross Unrealized Holding Gains or Losses and Fair Value of Marketable Securities
All marketable securities were considered
available-for-sale
as of September 30, 2023 and December 31, 2022. The amortized cost, gross unrealized holding gains or losses, and fair value of the Company’s marketable
securities by major security type are summarized in the tables below (in thousands):

	September 30, 2023
	Amortized Cost Basis	Unrealized Gains	Unrealized Losses	Fair Value
Available-for-sale securities
U.S. treasuries	$4,469	$—	$(13)	$4,456
Commercial paper	7,942	—	(5)	7,937
U.S. agency securities	36,700	—	(74)	36,626
Asset-backed securities	1,982	—	(3)	1,979

Total available-for-sale securities	$51,093	$—	$(95)	$50,998

	December 31, 2022
	Amortized Cost Basis	Unrealized Gains	Unrealized Losses	Fair Value
Available-for-sale securities
U.S. treasuries	$65,807	$—	$(416)	$65,391
Commercial paper	115,381	13	(333)	115,061
U.S. agency securities	53,767	15	(327)	53,455
Asset-backed securities	1,914	—	—	1,914

Total available-for-sale securities	$236,869	$28	$(1,076)	$235,821

	December 31, 2022
	Amortized Cost Basis	Unrealized Gains	Unrealized Losses	Fair Value
Available-for-sale securities
U.S. treasuries	$65,807	$—	$(416)	$65,391
Commercial paper	115,381	13	(333)	115,061
U.S. agency securities	53,767	15	(327)	53,455
Asset-backed securities	1,914	—	—	1,914

Total available-for-sale securities	$236,869	$28	$(1,076)	$235,821